Share capital	3 Months Ended
Mar. 31, 2025
Share capital

13.	Share capital:

(a)	Issued:

	December 31, 2024		December 31, 2024
	Number of		Number of
Class A common shares	Shares	Amount	Shares	Amount

Balance, beginning of period:	53,618,357	$213,528	41,535,755	$209,296
Private placement	5,502,108	8,692	7,466,568	2,445
Issuance costs	-	(1,070)	329,899	(254)
Exercise of warrants	-	-	4,286,135	2,041
Balance, end of period:	59,120,465	$221,150	53,618,357	$213,528

In February 2025, the Company closed a “bought deal” Listed Issuer Financing Exemption offering and concurrent private placement issuing a total of 5,502,108 Class A common shares at a price of C$2.25 for aggregate gross proceeds of $8,692. The Company recorded issuance costs of $1,070, including 29,872 warrants and 300,254 compensation options.

During the fourth quarter of 2024, 3,736,400 warrants were exercised for consideration of $1,785 and issuance costs of $15 were recorded.

During the third quarter of 2024, the Company completed a private placement resulting in the issuance of 7,346,568 Class A common shares at a price of C$0.45 per common share for aggregate gross proceeds of $2,408. The Company recorded issuance costs of $213, including 329,899 Class A common shares issued as finders fees. Also, 228,000 warrants were exercised for consideration of $101 during the quarter ended September 30, 2024.

During the first quarter of 2024, 321,735 warrants were exercised for consideration of $155.

On January 4, 2024, the Company completed a private placement resulting in the issuance of 120,000 Units for aggregate consideration of $37. Each Unit had a purchase price of C$0.50 and consisted of one Class A common share of the Corporation and one Class A common share purchase warrant. Each warrant entitles the holder to purchase one Class A common share at a purchase price of US$0.60 per share for a period of two years from the issue date. The total consideration received was allocated to Share Capital and Warrants on a relative fair value basis. The fair value of the warrants was determined using the Black Scholes pricing model based on the risk-free rate of 3.80%, average expected warrant life of 2 years, share price estimated volatility of 79% and expected dividend payments of Nil. The Company recorded non-cash issuance costs related to this award based on the fair value of the award at the date of the closing of $10, bringing the total costs of the issuance to $26.

(b)	Contributed surplus:

	March 31,	December 31,
	2025	2024

Balance, beginning of period	$28,009	$26,985
Share-based compensation	33	487
Issuance costs	246	103
Exercise of warrants	-	434

Balance, end of period	$28,288	$28,009

(c)	Earnings (loss) per share:

The calculation of earnings (loss) per share is based on the weighted average number of Class A common shares outstanding. Where the impact of the exercise of options or warrants is anti-dilutive, they are not included in the calculation of diluted loss per share. The Company has incurred a net loss for each period presented and the including of the outstanding options and warrants in the loss per share calculation are anti-dilutive and therefore not included in the calculation.

The underlying Class A common shares pertaining to 699,442 outstanding share options, 3,779,623 restricted share units (RSUs), and 3,462,717 outstanding warrants could potentially dilute earnings.

(d)	Share option plan:

The Company established a share option plan to provide long-term incentives to attract, motivate, and retain certain key employees, officers, directors, and consultants providing services to the Company. The plan permitted granting options to purchase up to 10% of the outstanding Class A common shares of the Company. The share option plan was replaced by the Omnibus Incentive Plan at the Annual General Meeting on March 15, 2018 (see Note 13(e)), and all options issued and outstanding at that time will remain until such time they are exercised, expired, or forfeited. As of March 31, 2025, 699,442 share options are issued and outstanding. No additional options will be issued under this plan.

The following tables summarize information regarding share options outstanding:

	March 31, 2025		December 31, 2024
		Weighted		Weighted
	Number of	average	Number of	average
	shares	exercise	shares	exercise
	under option	price (CDN)	under option	price (CDN)

Options outstanding, beginning of period	699,442	$0.72	794,443	$0.72
Expired	-	-	(95,001)	0.70

Options outstanding, end of period	699,442	$0.72	699,442	$0.72

Options exercisable, end of period	699,442	$0.72	699,442	$0.72

Exercise		Weighted average
Price	Options	remaining	Options
(CDN$)	outstanding	contractual life	exercisable

0.70	528,510	2.03 years	528,510
0.80	170,932	1.63 years	170,932
	699,442	1.93 years	699,442

During the three months ended March 31, 2025 and 2024, the Company recognized $Nil of non-cash compensation expense related to the share option plan.

(e)	Omnibus Incentive Plan:

The Omnibus Incentive Plan (Omnibus plan) was approved by the shareholders at the Annual General Meeting on March 15, 2018 and replaces the share option plan, the employee share compensation plan and the director’s share compensation plan, which provided for shares to be issued to employees and directors as compensation for services. The omnibus plan permits the issuance of options, stock appreciation rights, restricted share units and other share-based awards under one single plan.

The maximum number of common shares reserved under the omnibus plan was 3,363,631. Any common shares reserved under the predecessor share option plan related to awards that expire or forfeit will be rolled into the omnibus plan. At the Annual General Meeting on June 29, 2021, shareholders approved replenishment of 997,253 Common Shares reserved for issuance under the omnibus plan. At the Annual General Meeting on June 29, 2023, shareholders approved replenishment of 1,300,000 Common Shares reserved for issuance under the omnibus plan, for a total reserve of 5,660,884. As of March 31, 2024, 699,442 share options (December 31, 2024 – 699,442) and 3,779,623 RSUs (December 31, 2024 – 3,779,623) are issued and outstanding. In addition, 872,183 Class A common shares were issued during 2018, 125,070 Class A common shares were issued during 2020, and 50,000 shares were issued during 2021 under the plan, leaving 134,566 awards remain available for future issuance.

The following tables summarize information regarding RSUs outstanding:

	March 31,	December 31,
	2025	2024
	Number of	Number of
	RSUs	RSUs

RSUs outstanding, beginning of period	3,779,623	3,779,623
Issued	-	100,000
Forfeitures	-	(100,000)

RSUs outstanding, end of period	3,779,623	3,779,623

During the three months ended March 31, 2025 and 2024, no RSUs were issued. During the three months ended March 31, 2025, the Company recognized $43 (three months ended March 31, 2024 – $126) of non-cash compensation expense related to the RSUs.

(f)	Share-based compensation expense:

Non-cash compensation expense has been included in operating costs with respect to the share options, RSUs and shares granted to employees and non-employees as follows:

For the three months ended March 31,	2025	2024

Employees	$16	$89
Directors and advisors	27	37

Non-cash compensation	$43	$126